Accrued Expenses and Other Payables (Tables)	12 Months Ended
Apr. 30, 2023
Accrued expenses and other payables [Abstract]
Schedule of accrued expenses and other payables
	April 30, 2023	April 30, 2022
Accrued payroll	$301,527	$318,594
Accrued interest expense	127,638	97,818
Accrued loss for legal matter	237,000	98,500
Other payables	26,878	757,244
Due to third parties	145,775	—
Accrued consulting expense payable	—	132,000
Sales tax payable	28,978	31,188
Total accrued expenses and other payables	$867,796	$1,435,344